Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report

On Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

Bridgecrest Acceptance Corporation (together, the “Company”)

Guggenheim Securities, LLC

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

(together, with the Company, the “Specified Parties”)

Re:    DT Auto Owner Trust 2016-4, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

DT Auto Owner Trust 2016-4, Asset-Backed Notes

September 6, 2016

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Auto Loans” means auto loans secured by used automobiles, light duty trucks, vans and minivans.

•	The term “Data File” means an electronic data file, provided to us by the Company on August 18, 2016, containing certain information related to 30,995 Auto Loans and their related attributes as of July 31, 2016.

•	The term “Selected Loans” means a sample of 195 Auto Loans which we were instructed by the Company to randomly select as follows: (1) 150 Auto Loans from the Data File for which the “Current Days Past Due” field was less than or equal to zero, and (2) 45 Auto Loans from the Data File for which the “Current Days Past Due” field was greater than zero. A listing of the Selected Loans is attached hereto as Exhibit A.

•	The term “Loan File” means some or all of the following documents: Installment Sale Contract, Modification Agreement, “Customer Note Inquiry” screen print, Interest Rate Buydown Letter, Proof of Change of Residency, Borrower’s Driver License, Certificate of Title, Title Application, Lessor’s Report of Sale, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Title Receipt Document, Vintek Lien and Title Information Report, Lien Receipt Document, Certificate of Registration, Credit Application, Lien Entry Form, Title Lien Statement, Agreement to Provide Insurance, and/or Proof of Insurance. The Loan File, furnished to us by the Company, was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract or Modification Agreement by the borrower.

The Company is responsible for the Data File.

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Loans. For each of the Selected Loans, we compared the attributes listed below to the corresponding information contained in or derived from a copy of the applicable Loan File.

The Specified Parties indicated that the absence of any of the Loan File documents noted below or the inability to agree the indicated information from the Data File to the applicable Loan File for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was compared.

DT Auto Owner Trust 2016-4, Asset-Backed Notes

September 6, 2016

Attribute	Loan File documents
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract, Modification Agreement, or “Customer Note Inquiry” screen print
Recomputed Original Term	Installment Sale Contract and instructions provided by the Company described below
Scheduled Monthly Payment	Installment Sale Contract or Interest Rate Buydown Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract or Interest Rate Buydown Letter
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract or Modification Agreement
Borrower’s State	Installment Sale Contract, Proof of Change of Residency, or Borrower’s Driver License
Legal Owner or Lien Holder Name	Certificate of Title, Title Application, Lessor’s Report of Sale, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Title Receipt Document, Vintek Lien and Title Information Report, Lien Receipt Document or Certificate of Registration
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, Notice of Security Interest Filing, Notice of Lien Application, Vintek Lien and Title Information Report, Lien Entry Form, Certificate of Registration or Title Lien Statement
Presence of Agreement to Provide Insurance	Agreement to Provide Insurance or Proof of Insurance
Presence of Truth-in-Lending Disclosure Statement	Installment Sale Contract

DT Auto Owner Trust 2016-4, Asset-Backed Notes

September 6, 2016

For purposes of comparing the Original Term, we were instructed by the Company to recompute the Original Term (the “Recomputed Original Term”) using the First Payment Date appearing on the Installment Sale Contract and the Original Maturity Date appearing on the Installment Sale Contract or Modification Agreement. We compared the Recomputed Original Term to the corresponding information appearing on the Data File.

For procedures performed related to the Presence of Credit Application, Presence of Certificate of Title, Presence of Agreement to Provide Insurance, and Presence of Truth-in-Lending Disclosure Statement, we performed no procedures related to the validity of such Loan File documents.

The information regarding the Selected Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or any data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

DT Auto Owner Trust 2016-4, Asset-Backed Notes

September 6, 2016

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of DriveTime Automotive Group, Inc., Bridgecrest Acceptance Corporation, Guggenheim Securities, LLC, Citigroup Global Markets Inc., Deutsche Bank Securities, Inc., and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

September 6, 2016

Exhibit A
The Selected Loans

Selected Loan Number	Loan ID	Selected Loan Number	Loan ID	Selected Loan Number	Loan ID
1	103016371801	66	166000509201	131	108016072001
2	103016437701	67	166000527302	132	107005976901
3	103016731401	68	177000265701	133	108015269601
4	103016062801	69	137002456501	134	105014108801
5	103016051901	70	153000788001	135	104017599001
6	103016322201	71	133002645301	136	103016722201
7	103016623601	72	142001381801	137	103016768501
8	105014207501	73	153000907401	138	103016193201
9	106014770201	74	138002306301	139	103016563401
10	106014775201	75	166000371602	140	103016723101
11	112011767101	76	137002378501	141	103016782401
12	110004207901	77	132000566701	142	104018279701
13	132000836301	78	124001306001	143	105013981901
14	137002420701	79	133002645701	144	106014135801
15	119009648401	80	123002503501	145	106014353901
16	138002383601	81	123002507001	146	105013880301
17	133002657201	82	133002674901	147	106014688401
18	138002363302	83	119009734901	148	106014695001
19	153000831301	84	132000775901	149	104018360601
20	142001867501	85	137002562101	150	103016027201
21	173001136401	86	119009672401	151	119009204401
22	173001282001	87	119009770701	152	177000242801
23	166000362601	88	131000749401	153	167000303401
24	167000306701	89	123002525301	154	119007948201
25	173000886301	90	132000620901	155	112011792601
26	133002608501	91	119009479201	156	103016453801
27	133002612601	92	119009598701	157	104017192901
28	177000146401	93	115008398801	158	104017819201
29	142001418002	94	119008923401	159	104018294901
30	133002108101	95	115008724502	160	119009565101
31	177000253201	96	115008762401	161	124001127301
32	142001612602	97	112011861001	162	132000773101
33	123002522401	98	112011627601	163	137002069904
34	133002685001	99	107005918701	164	138002553801
35	133002689101	100	112011848401	165	173001218601
36	131000593002	101	108016110201	166	142001040001
37	112011355302	102	110004184101	167	173000826902
38	106014528201	103	112011657601	168	131000789201
39	106014603601	104	108015993601	169	131000420801
40	104016550701	105	103015602701	170	137002488901
41	106014535501	106	104017950601	171	119009482901
42	103016606401	107	105014004201	172	115008695602
43	103016202302	108	105014011201	173	110004006001
44	103016683601	109	105014231201	174	105014054001
45	104017675101	110	106014337201	175	103016690001
46	104018052901	111	105014256901	176	107005701001

Exhibit A
The Selected Loans

Selected Loan Number	Loan ID	Selected Loan Number	Loan ID	Selected Loan Number	Loan ID
47	107005967001	112	105014153501	177	104017506901
48	107005967201	113	103016530401	178	108015660502
49	108015996201	114	104018095401	179	133002551401
50	110004127301	115	104018125601	180	124001404601
51	112010814701	116	112010874401	181	132000698901
52	112011948501	117	112011940501	182	119009548001
53	110004196301	118	123002400602	183	123002404401
54	115008841901	119	133002384101	184	119008125601
55	123002466101	120	123002495301	185	115008540301
56	119007840001	121	119009615301	186	112011829701
57	137001999303	122	119009569901	187	108015861501
58	137002527801	123	119009240501	188	106014295601
59	119009705401	124	112011999801	189	107005752001
60	132000822101	125	108016071801	190	105014016501
61	124001489801	126	112011797401	191	105013957601
62	142001779701	127	112011723601	192	104017653301
63	153000898801	128	108016234801	193	105013975901
64	167000247101	129	108016132801	194	104017947401
65	142001784201	130	110003990202	195	104018116301

Exhibit B
Exception List

Selected Loan Number	Loan ID	Attribute	Per Loan File
178	108015660502	Presence of Credit Application	Credit Application not found